Fees Summary	Apr. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,006,510.05
Previously Paid Amount	0
Total Fee Amount	139.00
Total Offset Amount	0
Net Fee	$ 139.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A